Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,377,152	$ 1,550,004	$ 380,801
Accounts receivable, net	171,624	131,544	16,694
Accounts receivable - related parties	3,253	4,598	5,212
Inventory, net	8,102	3,362	2,736
Prepaid expenses and other current assets	38,717	33,537	21,099
Total current assets	1,598,848	1,723,045	426,542
Property and equipment, net	176,221	145,770	121,435
Investments	89,068	102,037	74,200
Equity method investments	6,914	13,194	28,924
Intangible assets, net	39,180	21,642	3,294
Goodwill	30,973	21,312	1,857
Loans receivable, net of current portion		0	13,298
Other non-current assets	53,015	43,990	5,603
Total assets	1,994,219	2,070,990	675,153
Current liabilities:
Accounts payable	19,459	8,189	13,893
Deferred revenue	45,504	33,240	28,823
Accrued expenses and other current liabilities	70,059	93,332	30,505
Total current liabilities	135,022	134,761	73,221
Non-current liabilities:
Deferred rent, net of current portion	20,214	18,746	12,678
Deferred revenue, net of current portion	156,981	155,991	99,652
Lease financing obligation	51,545	22,283	16,518
Warrant liabilities	27,294	135,838	0
Other non-current liabilities	36,107	35,992	3,032
Total liabilities	427,163	503,611	205,101
Commitments and contingencies
Stockholders' equity:
Preferred stock	0	0	0
Common stock	164	161	129
Additional paid-in capital	5,098,018	3,804,844	929,125
Accumulated deficit	(3,557,255)	(2,297,925)	(467,878)
Accumulated other comprehensive loss	(5,496)	(1,715)	0
Total Ginkgo Bioworks Holdings, Inc. stockholders' equity	1,535,431	1,505,365	461,376
Non-controlling interest	31,625	62,014	8,676
Total stockholders' equity	1,567,056	1,567,379	470,052
Total liabilities and stockholders' equity	$ 1,994,219	$ 2,070,990	$ 675,153